UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® HIGH INCOME MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 150.9%
Airport Revenue - 5.4%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$110,000	$84,417
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	205,000	203,682
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,847,893
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,799,202
Guam International Airport Authority Rev., “C”, 5%, 2016	35,000	37,177
Guam International Airport Authority Rev., “C”, 5%, 2017	60,000	63,691
Houston, TX, Airport System Rev., “B”, 5%, 2026	210,000	223,394
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	195,000	183,306
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	345,930
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	360,000	391,396
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	960,000	965,894

		$8,145,982
General Obligations - General Purpose - 3.7%
Bellwood, IL, 5.875%, 2027	$200,000	$178,574
Bellwood, IL, 6.15%, 2032	300,000	262,359
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	1,000,000	1,035,430
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	285,000	207,557
Guam Government, “A”, 7%, 2039	110,000	114,973
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	1,175,000	1,227,006
Luzerne County, PA, AGM, 6.75%, 2023	570,000	627,627
State of California, 5.25%, 2028	425,000	452,876
State of California, 5.25%, 2030	1,005,000	1,050,305
State of Hawaii, “DZ”, 5%, 2031	255,000	267,617
State of Illinois, 5.5%, 2038	215,000	207,372

		$5,631,696
General Obligations - Schools - 0.9%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$134,106
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	127,040
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	239,532
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	65,000	44,001
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	211,886
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	566,148

		$1,322,713
Healthcare Revenue - Hospitals - 34.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$588,274
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	228,521
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	750,000	740,565
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	165,000	166,526
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	132,588
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	954,180
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	909,549
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,594,208
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	76,658
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	896,523
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,083,230
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	170,000	165,106
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	375,000	355,196

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	$445,000	$427,494
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,195,000	1,256,447
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	349,665
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	235,000	300,645
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,194,535
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	390,000	298,533
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	670,000	656,104
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	740,094
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	255,000	257,802
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	658,001
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	141,881
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039 (f)	2,255,000	2,154,946
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,239,691
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2014 (c)	575,000	596,977
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	380,000	398,130
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	240,000	248,556
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,458,638
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	531,517
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	408,795
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	134,609
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	759,042
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	65,000	60,639
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	130,000	119,201
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	587,295
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	775,000	742,605
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,685,000	2,021,579
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	400,550
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	73,070
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	380,000	365,560
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	945,000	1,076,090
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	555,000	636,957
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	501,225
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,250,000	1,215,563
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	65,000	62,653
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	152,560
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	751,792
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	225,000	189,131
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	585,000	453,404
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	225,000	169,724
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	782,772
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	715,072
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,136,690
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	656,852
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	200,000	196,422
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	268,667
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	159,791
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	182,317
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	109,033
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	275,073
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,920,668

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	$1,405,000	$1,587,018
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,125,000	1,147,511
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	902,496
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	783,427
Salida, CO, Hospital District Rev., 5.25%, 2036	889,000	820,831
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	118,476
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	135,000	127,896
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	110,000	103,388
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	501,415
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	187,448
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	107,113
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	380,000	382,124
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	305,000	307,763
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	213,494
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	475,000	1,183
Sweetwater County, WY, Hospital Rev. (Memorial Hospital Project), “A”, 5%, 2037	295,000	275,849
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	270,721
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	195,000	180,242
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	586,712
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,395,000	1,362,134
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	250,000	251,438
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	75,000	73,684
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,019,650
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	920,000	941,261
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	605,000	629,775
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	825,859

		$52,795,089
Healthcare Revenue - Long Term Care - 15.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2013 (c)	$64,000	$65,517
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	120,000	116,809
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	120,000	115,135
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	115,140
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	138,736
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,425,000	1,332,931
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	472,855
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,194,102
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	355,000	313,369
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	936,209
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	720,848
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	116,591
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	200,678
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	520,325
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,081,973
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	245,000	205,386
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	265,000	219,404
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	230,000	206,416
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,171,663
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	730,691
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 2041	350,000	336,641
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	160,000	138,810
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	95,000	83,041
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	655,000	662,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	$514,000	$506,789
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	908,013
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,090,000	1,011,139
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	168,995	145,197
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	42,309	35,028
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	11,291	8,101
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	56,165	295
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	130,000	130,096
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	100,449
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	100,000	93,476
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	135,000	124,180
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,028,000	1,007,173
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	440,000	414,480
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	165,000	150,435
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	202,300
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	754,213
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	48,926
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	132,126
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 2037	380,000	344,713
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	225,000	203,668
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 2038	964,000	754,214
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	366,000	304,007
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	32,000	27,552
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	64,000	53,160
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	350,000	355,709
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	260,226	167,747
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	238,838	144,304
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	111,525	1,773
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	102,359	1,628
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	50,000	41,157
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	792,269
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	65,000	68,039
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	65,000	59,303
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	525,000	541,291
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	1,030,039
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	110,000	107,108
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	85,000	82,447
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	119,506
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	177,438
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,052,000	1,030,686
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 2043	365,000	350,203

		$23,725,721

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 4.0%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$255,000	$287,941
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	205,052
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	470,000	415,386
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	500,000	496,100
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	250,000	250,045
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2021	1,125,000	1,125,101
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	750,000	701,348
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	455,000	405,405
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	640,000	542,394
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)	1,005,000	1,107,349
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	225,000	189,547
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	470,000	395,209

		$6,120,877
Industrial Revenue - Chemicals - 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$609,474
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	840,109

		$1,449,583
Industrial Revenue - Environmental Services - 2.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$295,237
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	848,862
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	450,000	454,901
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	505,000	449,950
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	870,000	711,095
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	890,000	727,442
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	220,000	209,130

		$3,696,617
Industrial Revenue - Other - 2.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$310,000	$279,518
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	63,113	631
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	345,000	316,289
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,110
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	585,000	541,833
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	135,000	126,710
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	275,000	251,092
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	275,000	238,288
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,419,255
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	465,000	456,495

		$4,130,221
Industrial Revenue - Paper - 1.6%
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	$1,000,000	$1,001,330
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,210,666
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	200,000	142,414

		$2,354,410
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$155,000	$164,646
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	703,496
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	375,479

		$1,243,621

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 5.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$396,402
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	55,000	47,829
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	95,000	93,456
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	50,000	48,811
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	190,000	185,925
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	490,000	468,254
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,090,049
District of Columbia Rev. (American Society Hematology), 5%, 2036	65,000	62,514
District of Columbia Rev. (American Society Hematology), 5%, 2042	50,000	47,440
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	135,000	148,982
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	875,000	954,240
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	100,000	91,982
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	70,000	66,968
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	140,000	124,698
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	235,000	205,045
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	590,000	496,609
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	155,000	128,092
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	50,000	49,448
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	255,000	246,070
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	685,000	723,894
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	294,846
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	1,675,000	1,626,191

		$7,597,745
Multi-Family Housing Revenue - 4.1%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$735,000	$735,184
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	705,000	295,740
Centerline Capital Group, Inc., FHLMC, 6.3%, 2019 (n)	1,000,000	1,116,340
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	966,530
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	1,354,782	1,227,337
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 2016 (z)	546,075	532,636
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	740,000	741,473
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	730,000	665,687

		$6,280,927
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$370,000	$378,788

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$125,000	$129,596

Sales & Excise Tax Revenue - 3.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$612,600
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	215,000	221,209
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	430,000	439,189
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	80,000	81,222
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	810,129
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	388,407
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	854,971
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	490,000	505,798
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	115,000	95,958
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	570,000	487,589
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	780,000	692,843
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	585,000	495,103

		$5,685,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - 1.3%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$182,947	$175,589
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,835,000	1,812,228

		$1,987,817
Single Family Housing - State - 1.5%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$755,000	$743,939
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,130,000	1,142,622
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	400,000	399,996

		$2,286,557
State & Local Agencies - 5.7%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$180,000	$177,523
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2014 (c)	1,000,000	1,039,110
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	140,000	130,862
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	375,263
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,576,860
Massachusetts College Building Authority Rev., “C”, 3%, 2042	100,000	66,702
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	155,000	159,777
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,143,520
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	515,555
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	185,895
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	1,645,000	1,985,186
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	187,054
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	285,000	245,160
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	902,261

		$8,690,728
Student Loan Revenue - 0.6%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$235,000	$237,928
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	235,000	236,828
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	20,115
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	430,000	431,075

		$925,946
Tax - Other - 3.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$125,000	$115,648
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	535,000	478,927
Dallas County, TX, Flood Control District, 7.25%, 2032	1,000,000	1,001,140
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	460,000	438,477
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	480,000	493,128
New York Dormitory Authority, State Personal Income Tax Rev.,“C”, 5%, 2034	1,330,000	1,359,260
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	570,164
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	270,310

		$4,727,054
Tax Assessment - 5.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$180,689
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	195,000	209,658
Celebration Community Development District, FL, “A”, 6.4%, 2034	860,000	862,614
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	458,060
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	237,563
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	515,000	481,365
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	354,686
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	470,000	331,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	$448,000	$452,234
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	166,469
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,876,000	1,785,033
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	1,274,677
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	245,000	189,748
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 2038	100,000	85,370
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	233,092
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	1,210,000	459,800

		$7,762,455
Tobacco - 7.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$1,155,000	$838,553
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	438,499
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	525,000	351,582
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	670,000	488,866
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,710,000	1,806,119
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	915,000	824,195
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	2,750,000	1,893,898
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,670,000	3,135,858
Rhode Island Tobacco Settlement Authority, 6%, 2023	725,000	726,863
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	105,000	95,924
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	249,835

		$10,850,192
Toll Roads - 5.1%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,900,857
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,260,960
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,015,000	1,088,476
North Texas Tollway Authority Rev., 6%, 2038	970,000	1,038,598
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	710,000	726,422
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	360,000	318,866
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	595,000	562,870
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	950,000	822,159

		$7,719,208
Universities - Colleges - 8.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$100,000	$96,449
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	685,000	662,107
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	190,000	191,421
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,704,747
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	105,272
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	125,000	111,129
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	420,000	407,933
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,697,745
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	187,003
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	90,507
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	112,026
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	621,252
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	205,249
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	95,000	88,597
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	710,000	721,495
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	346,739
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	986,507
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	250,000	229,285
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	41,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	$30,000	$22,587
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	415,000	419,254
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	245,000	257,275
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	110,000	114,907
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	105,000	108,898
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	190,000	193,485
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,463,520
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	414,744
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	288,219
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	104,388
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	363,431

		$13,357,365
Universities - Dormitories - 3.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$225,000	$229,124
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	250,000	256,155
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,015,000	932,744
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	160,000	146,402
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	850,000	742,025
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	985,000	822,396
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	785,000	850,406
Mississippi State University, Educational Building Corp., 5%, 2036	560,000	572,449
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	97,890
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	137,860
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	125,000	115,376
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	275,000	233,247

		$5,136,074
Universities - Secondary Schools - 2.0%
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	$120,000	$97,133
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	90,000	85,662
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	100,000	94,944
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	317,658
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	140,000	98,580
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	195,104
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2043	140,000	140,811
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2033	55,000	56,306
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	140,000	122,700
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	295,000	249,355
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	256,840
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	85,000	73,295
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	215,000	179,428
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	290,000	279,055
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	390,000	373,125
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	120,000	116,482
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	165,000	142,256
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	80,000	69,125
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	160,000	129,434

		$3,077,293
Utilities - Cogeneration - 1.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,285,000	$1,006,194
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	599,605

		$1,605,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 6.2%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$645,000	$43,538
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,582,081
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	310,000	329,071
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,031,615
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	127,141
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,998,500
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	255,543
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	737,678
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	269,716
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	782,190
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,304,933

		$9,462,006
Utilities - Municipal Owned - 1.4%
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	$445,000	$446,860
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	465,000	488,613
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	355,000	350,403
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	845,000	834,057

		$2,119,933
Utilities - Other - 3.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$179,149
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	708,942
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	443,786
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	150,000	161,471
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	695,000	744,498
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,348,547
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	78,574
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	190,000	171,407
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	305,000	272,322

		$5,108,696
Water & Sewer Utility Revenue - 9.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$540,302
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	770,976
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	535,000	389,063
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	141,864
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	20,000	20,881
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	730,000	633,618
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,128,060
King County, WA, Sewer Rev., 5%, 2040	1,765,000	1,792,393
Lehigh County Authority, PA, Water and Sewer Rev. (Allentown Concession), “A” , 5%, 2043	1,425,000	1,348,506
Lehigh County Authority, PA, Water and Sewer Rev. (Allentown Concession), Capital Appreciation, “B” , 0%, 2037	1,200,000	250,428
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	155,000	171,117
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	865,000	885,077
New York Environmental Facilities, “C”, 5%, 2041	1,195,000	1,222,485
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	2,510,000	2,566,601
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	1,010,000	1,003,152
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	749,864

		$13,614,387
Total Municipal Bonds		$229,120,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 10.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	15,196,894	$15,196,894
Total Investments		$244,317,008

Other Assets, Less Liabilities - 3.3%		5,020,175

ARPS, at liquidation value (issued by the fund) - (3.7)%		(5,625,000)

VMTPS, at liquidation value (issued by the fund) - (60.5)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$151,837,183

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,195,315 representing 1.4% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 2016	8/27/93	$549,134	$532,636
% of Net assets applicable to common shares			0.4%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/13

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$27,466,156	December - 2013	$77,130

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Short)	USD	46	$6,067,688	December - 2013	$(43,019)

At August 31, 2013, the fund had liquid securities with an aggregate value of $568,600 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$229,120,114	$—	$229,120,114
Mutual Funds	15,196,894	—	—	15,196,894
Total Investments	$15,196,894	$229,120,114	$—	$244,317,008

Other Financial Instruments
Futures Contracts	$34,111	$—	$—	$34,111

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$243,601,023
Gross unrealized appreciation	10,661,291
Gross unrealized depreciation	(9,945,306)
Net unrealized appreciation (depreciation)	$715,985

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS institutional Money Market Portfolio	4,001,469	46,217,080	(35,021,655)	15,196,894

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS institutional Money Market Portfolio	$—	$—	$5,734	$15,196,894

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.